Comprehensive Income	12 Months Ended
Dec. 31, 2015
Comprehensive Income
3.  COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI for the years ended December 31, 2015, 2014 and 2013.  All amounts in the following tables are presented net of related income taxes.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amounts Reclassified from AOCI	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amounts Reclassified from AOCI	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(8.1)	$(30.2)	$4.2	$112.0	$(414.9)	$(337.0)
Change in Fair Value Recognized in AOCI	10.4	2.6	2.6	—	176.6	192.2
Amounts Reclassified from AOCI	(2.1)	4.6	—	21.9	—	24.4
Net Current Period Other Comprehensive Income	8.3	7.2	2.6	21.9	176.6	216.6
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	5.2	5.2
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amounts Reclassified from AOCI	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amounts Reclassified from AOCI	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.6)	$2.1	$19.1	$(50.5)	$(29.9)
Change in Fair Value Recognized in AOCI	0.7	—	—	29.7	30.4
Amounts Reclassified from AOCI	—	1.0	1.4	—	2.4
Net Current Period Other Comprehensive Income	0.7	1.0	1.4	29.7	32.8
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amounts Reclassified from AOCI	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amounts Reclassified from AOCI	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.4)	$(19.7)	$4.2	$(13.0)	$(28.9)
Change in Fair Value Recognized in AOCI	0.5	2.3	—	8.5	11.3
Amounts Reclassified from AOCI	—	1.4	0.7	—	2.1
Net Current Period Other Comprehensive Income	0.5	3.7	0.7	8.5	13.4
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.9)	$8.1	$45.9	$(218.8)	$(165.7)
Change in Fair Value Recognized in AOCI	1.0	—	—	65.4	66.4
Amounts Reclassified from AOCI	—	(1.3)	12.5	—	11.2
Net Current Period Other Comprehensive Income (Loss)	1.0	(1.3)	12.5	65.4	77.6
Distribution of Cook Coal Terminal to Parent	—	—	—	19.6	19.6
Distribution of OPCo Generation to Parent	—	0.2	—	75.4	75.6
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$6.5	$6.5
Change in Fair Value Recognized in AOCI	0.1	—	0.1
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Income (Loss)	0.1	(0.8)	(0.7)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amounts Reclassified from AOCI	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amounts Reclassified from AOCI	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$(15.6)	$4.8	$(7.1)	$(17.9)
Change in Fair Value Recognized in AOCI	0.1	—	—	7.4	7.5
Amounts Reclassified from AOCI	(0.1)	2.3	(0.3)	—	1.9
Net Current Period Other Comprehensive Income (Loss)	—	2.3	(0.3)	7.4	9.4
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)

Reclassifications from Accumulated Other Comprehensive Income

The following tables provide details of reclassifications from AOCI for the years ended December 31, 2015, 2014 and 2013.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs.  See Note 8 for additional details.

AEP
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Vertically Integrated Utilities Revenues	$—	$—	$(1.1)
Generation & Marketing Revenues	(48.1)	59.1	(9.7)
Purchased Electricity for Resale	29.1	(39.1)	7.6
Regulatory Assets/(Liabilities), Net (a)	—	(2.8)	—
Subtotal – Commodity	(19.0)	17.2	(3.2)

Interest Rate and Foreign Currency:
Interest Expense	2.9	6.1	7.1
Subtotal – Interest Rate and Foreign Currency	2.9	6.1	7.1

Reclassifications from AOCI, before Income Tax (Expense) Credit	(16.1)	23.3	3.9
Income Tax (Expense) Credit	(5.6)	8.2	1.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(10.5)	15.1	2.5

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.5)	(20.6)	(21.0)
Amortization of Actuarial (Gains)/Losses	21.3	28.0	54.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.8	7.4	33.7
Income Tax (Expense) Credit	0.6	2.6	11.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(9.3)	$19.9	$24.4

APCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.1)
Purchased Electricity for Resale	—	(0.5)	0.1
Regulatory Assets/(Liabilities), Net (a)	—	(2.2)	—
Subtotal – Commodity	—	(2.7)	—

Interest Rate and Foreign Currency:
Interest Expense	(0.4)	1.2	1.5
Subtotal – Interest Rate and Foreign Currency	(0.4)	1.2	1.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	(1.5)	1.5
Income Tax (Expense) Credit	(0.1)	(0.5)	0.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	(1.0)	1.0

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.1)	(5.1)	(5.1)
Amortization of Actuarial (Gains)/Losses	2.3	3.1	7.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.8)	(2.0)	2.2
Income Tax (Expense) Credit	(1.0)	(0.7)	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(2.1)	$(2.3)	$2.4

I&M
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.2)
Purchased Electricity for Resale	—	(0.8)	0.2
Regulatory Assets/(Liabilities), Net (a)	—	(1.0)	—
Subtotal – Commodity	—	(1.8)	—

Interest Rate and Foreign Currency:
Interest Expense	1.7	2.4	2.2
Subtotal – Interest Rate and Foreign Currency	1.7	2.4	2.2

Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	0.6	2.2
Income Tax (Expense) Credit	0.6	0.2	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.4	1.4

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.9)	(0.8)	(0.8)
Amortization of Actuarial (Gains)/Losses	0.9	1.1	1.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	0.3	1.1
Income Tax (Expense) Credit	—	0.1	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	0.2	0.7

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.1	$0.6	$2.1

OPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.4)
Purchased Electricity for Resale	—	—	0.6
Other Operation Expense	—	—	(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.2)	—
Subtotal – Commodity	—	(0.2)	0.1

Interest Rate and Foreign Currency:
Interest Expense	(2.0)	(2.1)	(2.1)
Subtotal – Interest Rate and Foreign Currency	(2.0)	(2.1)	(2.1)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)	(2.3)	(2.0)
Income Tax (Expense) Credit	(0.7)	(0.8)	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	(1.3)

Pension and OPEB
Amortization of Prior Service Cost (Credit)	—	—	(5.8)
Amortization of Actuarial (Gains)/Losses	—	—	25.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	—	19.2
Income Tax (Expense) Credit	—	—	6.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	—	12.5

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(1.3)	$(1.5)	$11.2

PSO
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Regulatory Assets/(Liabilities), Net (a)	$—	$(0.1)	$—
Subtotal – Commodity	—	(0.1)	—

Interest Rate and Foreign Currency:
Interest Expense	(1.2)	(1.1)	(1.2)
Subtotal – Interest Rate and Foreign Currency	(1.2)	(1.1)	(1.2)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)	(1.2)	(1.2)
Income Tax (Expense) Credit	(0.4)	(0.4)	(0.4)
Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(0.8)	$(0.8)	$(0.8)

SWEPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Other Operation Expense	$—	$—	$(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.1)	—
Subtotal – Commodity	—	(0.1)	(0.1)

Interest Rate and Foreign Currency:
Interest Expense	3.1	3.5	3.5
Subtotal – Interest Rate and Foreign Currency	3.1	3.5	3.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	3.4	3.4
Income Tax (Expense) Credit	1.1	1.2	1.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.2

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1.9)	(1.9)	(1.8)
Amortization of Actuarial (Gains)/Losses	0.4	0.5	1.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.5)	(1.4)	(0.4)
Income Tax (Expense) Credit	(0.5)	(0.5)	(0.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.0	$1.3	$1.9

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Appalachian Power Co [Member]
Comprehensive Income
COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI for the years ended December 31, 2015, 2014 and 2013.  All amounts in the following tables are presented net of related income taxes.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amounts Reclassified from AOCI	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amounts Reclassified from AOCI	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(8.1)	$(30.2)	$4.2	$112.0	$(414.9)	$(337.0)
Change in Fair Value Recognized in AOCI	10.4	2.6	2.6	—	176.6	192.2
Amounts Reclassified from AOCI	(2.1)	4.6	—	21.9	—	24.4
Net Current Period Other Comprehensive Income	8.3	7.2	2.6	21.9	176.6	216.6
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	5.2	5.2
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amounts Reclassified from AOCI	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amounts Reclassified from AOCI	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.6)	$2.1	$19.1	$(50.5)	$(29.9)
Change in Fair Value Recognized in AOCI	0.7	—	—	29.7	30.4
Amounts Reclassified from AOCI	—	1.0	1.4	—	2.4
Net Current Period Other Comprehensive Income	0.7	1.0	1.4	29.7	32.8
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amounts Reclassified from AOCI	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amounts Reclassified from AOCI	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.4)	$(19.7)	$4.2	$(13.0)	$(28.9)
Change in Fair Value Recognized in AOCI	0.5	2.3	—	8.5	11.3
Amounts Reclassified from AOCI	—	1.4	0.7	—	2.1
Net Current Period Other Comprehensive Income	0.5	3.7	0.7	8.5	13.4
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.9)	$8.1	$45.9	$(218.8)	$(165.7)
Change in Fair Value Recognized in AOCI	1.0	—	—	65.4	66.4
Amounts Reclassified from AOCI	—	(1.3)	12.5	—	11.2
Net Current Period Other Comprehensive Income (Loss)	1.0	(1.3)	12.5	65.4	77.6
Distribution of Cook Coal Terminal to Parent	—	—	—	19.6	19.6
Distribution of OPCo Generation to Parent	—	0.2	—	75.4	75.6
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$6.5	$6.5
Change in Fair Value Recognized in AOCI	0.1	—	0.1
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Income (Loss)	0.1	(0.8)	(0.7)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amounts Reclassified from AOCI	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amounts Reclassified from AOCI	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$(15.6)	$4.8	$(7.1)	$(17.9)
Change in Fair Value Recognized in AOCI	0.1	—	—	7.4	7.5
Amounts Reclassified from AOCI	(0.1)	2.3	(0.3)	—	1.9
Net Current Period Other Comprehensive Income (Loss)	—	2.3	(0.3)	7.4	9.4
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)

Reclassifications from Accumulated Other Comprehensive Income

The following tables provide details of reclassifications from AOCI for the years ended December 31, 2015, 2014 and 2013.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs.  See Note 8 for additional details.

AEP
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Vertically Integrated Utilities Revenues	$—	$—	$(1.1)
Generation & Marketing Revenues	(48.1)	59.1	(9.7)
Purchased Electricity for Resale	29.1	(39.1)	7.6
Regulatory Assets/(Liabilities), Net (a)	—	(2.8)	—
Subtotal – Commodity	(19.0)	17.2	(3.2)

Interest Rate and Foreign Currency:
Interest Expense	2.9	6.1	7.1
Subtotal – Interest Rate and Foreign Currency	2.9	6.1	7.1

Reclassifications from AOCI, before Income Tax (Expense) Credit	(16.1)	23.3	3.9
Income Tax (Expense) Credit	(5.6)	8.2	1.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(10.5)	15.1	2.5

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.5)	(20.6)	(21.0)
Amortization of Actuarial (Gains)/Losses	21.3	28.0	54.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.8	7.4	33.7
Income Tax (Expense) Credit	0.6	2.6	11.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(9.3)	$19.9	$24.4

APCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.1)
Purchased Electricity for Resale	—	(0.5)	0.1
Regulatory Assets/(Liabilities), Net (a)	—	(2.2)	—
Subtotal – Commodity	—	(2.7)	—

Interest Rate and Foreign Currency:
Interest Expense	(0.4)	1.2	1.5
Subtotal – Interest Rate and Foreign Currency	(0.4)	1.2	1.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	(1.5)	1.5
Income Tax (Expense) Credit	(0.1)	(0.5)	0.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	(1.0)	1.0

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.1)	(5.1)	(5.1)
Amortization of Actuarial (Gains)/Losses	2.3	3.1	7.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.8)	(2.0)	2.2
Income Tax (Expense) Credit	(1.0)	(0.7)	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(2.1)	$(2.3)	$2.4

I&M
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.2)
Purchased Electricity for Resale	—	(0.8)	0.2
Regulatory Assets/(Liabilities), Net (a)	—	(1.0)	—
Subtotal – Commodity	—	(1.8)	—

Interest Rate and Foreign Currency:
Interest Expense	1.7	2.4	2.2
Subtotal – Interest Rate and Foreign Currency	1.7	2.4	2.2

Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	0.6	2.2
Income Tax (Expense) Credit	0.6	0.2	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.4	1.4

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.9)	(0.8)	(0.8)
Amortization of Actuarial (Gains)/Losses	0.9	1.1	1.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	0.3	1.1
Income Tax (Expense) Credit	—	0.1	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	0.2	0.7

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.1	$0.6	$2.1

OPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.4)
Purchased Electricity for Resale	—	—	0.6
Other Operation Expense	—	—	(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.2)	—
Subtotal – Commodity	—	(0.2)	0.1

Interest Rate and Foreign Currency:
Interest Expense	(2.0)	(2.1)	(2.1)
Subtotal – Interest Rate and Foreign Currency	(2.0)	(2.1)	(2.1)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)	(2.3)	(2.0)
Income Tax (Expense) Credit	(0.7)	(0.8)	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	(1.3)

Pension and OPEB
Amortization of Prior Service Cost (Credit)	—	—	(5.8)
Amortization of Actuarial (Gains)/Losses	—	—	25.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	—	19.2
Income Tax (Expense) Credit	—	—	6.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	—	12.5

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(1.3)	$(1.5)	$11.2

PSO
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Regulatory Assets/(Liabilities), Net (a)	$—	$(0.1)	$—
Subtotal – Commodity	—	(0.1)	—

Interest Rate and Foreign Currency:
Interest Expense	(1.2)	(1.1)	(1.2)
Subtotal – Interest Rate and Foreign Currency	(1.2)	(1.1)	(1.2)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)	(1.2)	(1.2)
Income Tax (Expense) Credit	(0.4)	(0.4)	(0.4)
Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(0.8)	$(0.8)	$(0.8)

SWEPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Other Operation Expense	$—	$—	$(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.1)	—
Subtotal – Commodity	—	(0.1)	(0.1)

Interest Rate and Foreign Currency:
Interest Expense	3.1	3.5	3.5
Subtotal – Interest Rate and Foreign Currency	3.1	3.5	3.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	3.4	3.4
Income Tax (Expense) Credit	1.1	1.2	1.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.2

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1.9)	(1.9)	(1.8)
Amortization of Actuarial (Gains)/Losses	0.4	0.5	1.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.5)	(1.4)	(0.4)
Income Tax (Expense) Credit	(0.5)	(0.5)	(0.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.0	$1.3	$1.9

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Indiana Michigan Power Co [Member]
Comprehensive Income
COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI for the years ended December 31, 2015, 2014 and 2013.  All amounts in the following tables are presented net of related income taxes.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amounts Reclassified from AOCI	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amounts Reclassified from AOCI	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(8.1)	$(30.2)	$4.2	$112.0	$(414.9)	$(337.0)
Change in Fair Value Recognized in AOCI	10.4	2.6	2.6	—	176.6	192.2
Amounts Reclassified from AOCI	(2.1)	4.6	—	21.9	—	24.4
Net Current Period Other Comprehensive Income	8.3	7.2	2.6	21.9	176.6	216.6
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	5.2	5.2
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amounts Reclassified from AOCI	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amounts Reclassified from AOCI	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.6)	$2.1	$19.1	$(50.5)	$(29.9)
Change in Fair Value Recognized in AOCI	0.7	—	—	29.7	30.4
Amounts Reclassified from AOCI	—	1.0	1.4	—	2.4
Net Current Period Other Comprehensive Income	0.7	1.0	1.4	29.7	32.8
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amounts Reclassified from AOCI	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amounts Reclassified from AOCI	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.4)	$(19.7)	$4.2	$(13.0)	$(28.9)
Change in Fair Value Recognized in AOCI	0.5	2.3	—	8.5	11.3
Amounts Reclassified from AOCI	—	1.4	0.7	—	2.1
Net Current Period Other Comprehensive Income	0.5	3.7	0.7	8.5	13.4
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.9)	$8.1	$45.9	$(218.8)	$(165.7)
Change in Fair Value Recognized in AOCI	1.0	—	—	65.4	66.4
Amounts Reclassified from AOCI	—	(1.3)	12.5	—	11.2
Net Current Period Other Comprehensive Income (Loss)	1.0	(1.3)	12.5	65.4	77.6
Distribution of Cook Coal Terminal to Parent	—	—	—	19.6	19.6
Distribution of OPCo Generation to Parent	—	0.2	—	75.4	75.6
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$6.5	$6.5
Change in Fair Value Recognized in AOCI	0.1	—	0.1
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Income (Loss)	0.1	(0.8)	(0.7)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amounts Reclassified from AOCI	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amounts Reclassified from AOCI	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$(15.6)	$4.8	$(7.1)	$(17.9)
Change in Fair Value Recognized in AOCI	0.1	—	—	7.4	7.5
Amounts Reclassified from AOCI	(0.1)	2.3	(0.3)	—	1.9
Net Current Period Other Comprehensive Income (Loss)	—	2.3	(0.3)	7.4	9.4
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)

Reclassifications from Accumulated Other Comprehensive Income

The following tables provide details of reclassifications from AOCI for the years ended December 31, 2015, 2014 and 2013.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs.  See Note 8 for additional details.

AEP
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Vertically Integrated Utilities Revenues	$—	$—	$(1.1)
Generation & Marketing Revenues	(48.1)	59.1	(9.7)
Purchased Electricity for Resale	29.1	(39.1)	7.6
Regulatory Assets/(Liabilities), Net (a)	—	(2.8)	—
Subtotal – Commodity	(19.0)	17.2	(3.2)

Interest Rate and Foreign Currency:
Interest Expense	2.9	6.1	7.1
Subtotal – Interest Rate and Foreign Currency	2.9	6.1	7.1

Reclassifications from AOCI, before Income Tax (Expense) Credit	(16.1)	23.3	3.9
Income Tax (Expense) Credit	(5.6)	8.2	1.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(10.5)	15.1	2.5

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.5)	(20.6)	(21.0)
Amortization of Actuarial (Gains)/Losses	21.3	28.0	54.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.8	7.4	33.7
Income Tax (Expense) Credit	0.6	2.6	11.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(9.3)	$19.9	$24.4

APCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.1)
Purchased Electricity for Resale	—	(0.5)	0.1
Regulatory Assets/(Liabilities), Net (a)	—	(2.2)	—
Subtotal – Commodity	—	(2.7)	—

Interest Rate and Foreign Currency:
Interest Expense	(0.4)	1.2	1.5
Subtotal – Interest Rate and Foreign Currency	(0.4)	1.2	1.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	(1.5)	1.5
Income Tax (Expense) Credit	(0.1)	(0.5)	0.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	(1.0)	1.0

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.1)	(5.1)	(5.1)
Amortization of Actuarial (Gains)/Losses	2.3	3.1	7.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.8)	(2.0)	2.2
Income Tax (Expense) Credit	(1.0)	(0.7)	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(2.1)	$(2.3)	$2.4

I&M
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.2)
Purchased Electricity for Resale	—	(0.8)	0.2
Regulatory Assets/(Liabilities), Net (a)	—	(1.0)	—
Subtotal – Commodity	—	(1.8)	—

Interest Rate and Foreign Currency:
Interest Expense	1.7	2.4	2.2
Subtotal – Interest Rate and Foreign Currency	1.7	2.4	2.2

Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	0.6	2.2
Income Tax (Expense) Credit	0.6	0.2	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.4	1.4

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.9)	(0.8)	(0.8)
Amortization of Actuarial (Gains)/Losses	0.9	1.1	1.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	0.3	1.1
Income Tax (Expense) Credit	—	0.1	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	0.2	0.7

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.1	$0.6	$2.1

OPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.4)
Purchased Electricity for Resale	—	—	0.6
Other Operation Expense	—	—	(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.2)	—
Subtotal – Commodity	—	(0.2)	0.1

Interest Rate and Foreign Currency:
Interest Expense	(2.0)	(2.1)	(2.1)
Subtotal – Interest Rate and Foreign Currency	(2.0)	(2.1)	(2.1)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)	(2.3)	(2.0)
Income Tax (Expense) Credit	(0.7)	(0.8)	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	(1.3)

Pension and OPEB
Amortization of Prior Service Cost (Credit)	—	—	(5.8)
Amortization of Actuarial (Gains)/Losses	—	—	25.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	—	19.2
Income Tax (Expense) Credit	—	—	6.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	—	12.5

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(1.3)	$(1.5)	$11.2

PSO
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Regulatory Assets/(Liabilities), Net (a)	$—	$(0.1)	$—
Subtotal – Commodity	—	(0.1)	—

Interest Rate and Foreign Currency:
Interest Expense	(1.2)	(1.1)	(1.2)
Subtotal – Interest Rate and Foreign Currency	(1.2)	(1.1)	(1.2)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)	(1.2)	(1.2)
Income Tax (Expense) Credit	(0.4)	(0.4)	(0.4)
Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(0.8)	$(0.8)	$(0.8)

SWEPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Other Operation Expense	$—	$—	$(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.1)	—
Subtotal – Commodity	—	(0.1)	(0.1)

Interest Rate and Foreign Currency:
Interest Expense	3.1	3.5	3.5
Subtotal – Interest Rate and Foreign Currency	3.1	3.5	3.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	3.4	3.4
Income Tax (Expense) Credit	1.1	1.2	1.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.2

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1.9)	(1.9)	(1.8)
Amortization of Actuarial (Gains)/Losses	0.4	0.5	1.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.5)	(1.4)	(0.4)
Income Tax (Expense) Credit	(0.5)	(0.5)	(0.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.0	$1.3	$1.9

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Ohio Power Co [Member]
Comprehensive Income
COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI for the years ended December 31, 2015, 2014 and 2013.  All amounts in the following tables are presented net of related income taxes.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amounts Reclassified from AOCI	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amounts Reclassified from AOCI	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(8.1)	$(30.2)	$4.2	$112.0	$(414.9)	$(337.0)
Change in Fair Value Recognized in AOCI	10.4	2.6	2.6	—	176.6	192.2
Amounts Reclassified from AOCI	(2.1)	4.6	—	21.9	—	24.4
Net Current Period Other Comprehensive Income	8.3	7.2	2.6	21.9	176.6	216.6
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	5.2	5.2
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amounts Reclassified from AOCI	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amounts Reclassified from AOCI	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.6)	$2.1	$19.1	$(50.5)	$(29.9)
Change in Fair Value Recognized in AOCI	0.7	—	—	29.7	30.4
Amounts Reclassified from AOCI	—	1.0	1.4	—	2.4
Net Current Period Other Comprehensive Income	0.7	1.0	1.4	29.7	32.8
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amounts Reclassified from AOCI	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amounts Reclassified from AOCI	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.4)	$(19.7)	$4.2	$(13.0)	$(28.9)
Change in Fair Value Recognized in AOCI	0.5	2.3	—	8.5	11.3
Amounts Reclassified from AOCI	—	1.4	0.7	—	2.1
Net Current Period Other Comprehensive Income	0.5	3.7	0.7	8.5	13.4
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.9)	$8.1	$45.9	$(218.8)	$(165.7)
Change in Fair Value Recognized in AOCI	1.0	—	—	65.4	66.4
Amounts Reclassified from AOCI	—	(1.3)	12.5	—	11.2
Net Current Period Other Comprehensive Income (Loss)	1.0	(1.3)	12.5	65.4	77.6
Distribution of Cook Coal Terminal to Parent	—	—	—	19.6	19.6
Distribution of OPCo Generation to Parent	—	0.2	—	75.4	75.6
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$6.5	$6.5
Change in Fair Value Recognized in AOCI	0.1	—	0.1
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Income (Loss)	0.1	(0.8)	(0.7)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amounts Reclassified from AOCI	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amounts Reclassified from AOCI	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$(15.6)	$4.8	$(7.1)	$(17.9)
Change in Fair Value Recognized in AOCI	0.1	—	—	7.4	7.5
Amounts Reclassified from AOCI	(0.1)	2.3	(0.3)	—	1.9
Net Current Period Other Comprehensive Income (Loss)	—	2.3	(0.3)	7.4	9.4
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)

Reclassifications from Accumulated Other Comprehensive Income

The following tables provide details of reclassifications from AOCI for the years ended December 31, 2015, 2014 and 2013.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs.  See Note 8 for additional details.

AEP
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Vertically Integrated Utilities Revenues	$—	$—	$(1.1)
Generation & Marketing Revenues	(48.1)	59.1	(9.7)
Purchased Electricity for Resale	29.1	(39.1)	7.6
Regulatory Assets/(Liabilities), Net (a)	—	(2.8)	—
Subtotal – Commodity	(19.0)	17.2	(3.2)

Interest Rate and Foreign Currency:
Interest Expense	2.9	6.1	7.1
Subtotal – Interest Rate and Foreign Currency	2.9	6.1	7.1

Reclassifications from AOCI, before Income Tax (Expense) Credit	(16.1)	23.3	3.9
Income Tax (Expense) Credit	(5.6)	8.2	1.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(10.5)	15.1	2.5

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.5)	(20.6)	(21.0)
Amortization of Actuarial (Gains)/Losses	21.3	28.0	54.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.8	7.4	33.7
Income Tax (Expense) Credit	0.6	2.6	11.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(9.3)	$19.9	$24.4

APCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.1)
Purchased Electricity for Resale	—	(0.5)	0.1
Regulatory Assets/(Liabilities), Net (a)	—	(2.2)	—
Subtotal – Commodity	—	(2.7)	—

Interest Rate and Foreign Currency:
Interest Expense	(0.4)	1.2	1.5
Subtotal – Interest Rate and Foreign Currency	(0.4)	1.2	1.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	(1.5)	1.5
Income Tax (Expense) Credit	(0.1)	(0.5)	0.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	(1.0)	1.0

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.1)	(5.1)	(5.1)
Amortization of Actuarial (Gains)/Losses	2.3	3.1	7.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.8)	(2.0)	2.2
Income Tax (Expense) Credit	(1.0)	(0.7)	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(2.1)	$(2.3)	$2.4

I&M
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.2)
Purchased Electricity for Resale	—	(0.8)	0.2
Regulatory Assets/(Liabilities), Net (a)	—	(1.0)	—
Subtotal – Commodity	—	(1.8)	—

Interest Rate and Foreign Currency:
Interest Expense	1.7	2.4	2.2
Subtotal – Interest Rate and Foreign Currency	1.7	2.4	2.2

Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	0.6	2.2
Income Tax (Expense) Credit	0.6	0.2	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.4	1.4

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.9)	(0.8)	(0.8)
Amortization of Actuarial (Gains)/Losses	0.9	1.1	1.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	0.3	1.1
Income Tax (Expense) Credit	—	0.1	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	0.2	0.7

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.1	$0.6	$2.1

OPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.4)
Purchased Electricity for Resale	—	—	0.6
Other Operation Expense	—	—	(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.2)	—
Subtotal – Commodity	—	(0.2)	0.1

Interest Rate and Foreign Currency:
Interest Expense	(2.0)	(2.1)	(2.1)
Subtotal – Interest Rate and Foreign Currency	(2.0)	(2.1)	(2.1)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)	(2.3)	(2.0)
Income Tax (Expense) Credit	(0.7)	(0.8)	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	(1.3)

Pension and OPEB
Amortization of Prior Service Cost (Credit)	—	—	(5.8)
Amortization of Actuarial (Gains)/Losses	—	—	25.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	—	19.2
Income Tax (Expense) Credit	—	—	6.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	—	12.5

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(1.3)	$(1.5)	$11.2

PSO
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Regulatory Assets/(Liabilities), Net (a)	$—	$(0.1)	$—
Subtotal – Commodity	—	(0.1)	—

Interest Rate and Foreign Currency:
Interest Expense	(1.2)	(1.1)	(1.2)
Subtotal – Interest Rate and Foreign Currency	(1.2)	(1.1)	(1.2)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)	(1.2)	(1.2)
Income Tax (Expense) Credit	(0.4)	(0.4)	(0.4)
Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(0.8)	$(0.8)	$(0.8)

SWEPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Other Operation Expense	$—	$—	$(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.1)	—
Subtotal – Commodity	—	(0.1)	(0.1)

Interest Rate and Foreign Currency:
Interest Expense	3.1	3.5	3.5
Subtotal – Interest Rate and Foreign Currency	3.1	3.5	3.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	3.4	3.4
Income Tax (Expense) Credit	1.1	1.2	1.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.2

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1.9)	(1.9)	(1.8)
Amortization of Actuarial (Gains)/Losses	0.4	0.5	1.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.5)	(1.4)	(0.4)
Income Tax (Expense) Credit	(0.5)	(0.5)	(0.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.0	$1.3	$1.9

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Public Service Co Of Oklahoma [Member]
Comprehensive Income
COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI for the years ended December 31, 2015, 2014 and 2013.  All amounts in the following tables are presented net of related income taxes.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amounts Reclassified from AOCI	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amounts Reclassified from AOCI	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(8.1)	$(30.2)	$4.2	$112.0	$(414.9)	$(337.0)
Change in Fair Value Recognized in AOCI	10.4	2.6	2.6	—	176.6	192.2
Amounts Reclassified from AOCI	(2.1)	4.6	—	21.9	—	24.4
Net Current Period Other Comprehensive Income	8.3	7.2	2.6	21.9	176.6	216.6
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	5.2	5.2
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amounts Reclassified from AOCI	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amounts Reclassified from AOCI	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.6)	$2.1	$19.1	$(50.5)	$(29.9)
Change in Fair Value Recognized in AOCI	0.7	—	—	29.7	30.4
Amounts Reclassified from AOCI	—	1.0	1.4	—	2.4
Net Current Period Other Comprehensive Income	0.7	1.0	1.4	29.7	32.8
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amounts Reclassified from AOCI	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amounts Reclassified from AOCI	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.4)	$(19.7)	$4.2	$(13.0)	$(28.9)
Change in Fair Value Recognized in AOCI	0.5	2.3	—	8.5	11.3
Amounts Reclassified from AOCI	—	1.4	0.7	—	2.1
Net Current Period Other Comprehensive Income	0.5	3.7	0.7	8.5	13.4
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.9)	$8.1	$45.9	$(218.8)	$(165.7)
Change in Fair Value Recognized in AOCI	1.0	—	—	65.4	66.4
Amounts Reclassified from AOCI	—	(1.3)	12.5	—	11.2
Net Current Period Other Comprehensive Income (Loss)	1.0	(1.3)	12.5	65.4	77.6
Distribution of Cook Coal Terminal to Parent	—	—	—	19.6	19.6
Distribution of OPCo Generation to Parent	—	0.2	—	75.4	75.6
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$6.5	$6.5
Change in Fair Value Recognized in AOCI	0.1	—	0.1
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Income (Loss)	0.1	(0.8)	(0.7)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amounts Reclassified from AOCI	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amounts Reclassified from AOCI	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$(15.6)	$4.8	$(7.1)	$(17.9)
Change in Fair Value Recognized in AOCI	0.1	—	—	7.4	7.5
Amounts Reclassified from AOCI	(0.1)	2.3	(0.3)	—	1.9
Net Current Period Other Comprehensive Income (Loss)	—	2.3	(0.3)	7.4	9.4
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)

Reclassifications from Accumulated Other Comprehensive Income

The following tables provide details of reclassifications from AOCI for the years ended December 31, 2015, 2014 and 2013.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs.  See Note 8 for additional details.

AEP
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Vertically Integrated Utilities Revenues	$—	$—	$(1.1)
Generation & Marketing Revenues	(48.1)	59.1	(9.7)
Purchased Electricity for Resale	29.1	(39.1)	7.6
Regulatory Assets/(Liabilities), Net (a)	—	(2.8)	—
Subtotal – Commodity	(19.0)	17.2	(3.2)

Interest Rate and Foreign Currency:
Interest Expense	2.9	6.1	7.1
Subtotal – Interest Rate and Foreign Currency	2.9	6.1	7.1

Reclassifications from AOCI, before Income Tax (Expense) Credit	(16.1)	23.3	3.9
Income Tax (Expense) Credit	(5.6)	8.2	1.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(10.5)	15.1	2.5

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.5)	(20.6)	(21.0)
Amortization of Actuarial (Gains)/Losses	21.3	28.0	54.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.8	7.4	33.7
Income Tax (Expense) Credit	0.6	2.6	11.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(9.3)	$19.9	$24.4

APCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.1)
Purchased Electricity for Resale	—	(0.5)	0.1
Regulatory Assets/(Liabilities), Net (a)	—	(2.2)	—
Subtotal – Commodity	—	(2.7)	—

Interest Rate and Foreign Currency:
Interest Expense	(0.4)	1.2	1.5
Subtotal – Interest Rate and Foreign Currency	(0.4)	1.2	1.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	(1.5)	1.5
Income Tax (Expense) Credit	(0.1)	(0.5)	0.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	(1.0)	1.0

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.1)	(5.1)	(5.1)
Amortization of Actuarial (Gains)/Losses	2.3	3.1	7.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.8)	(2.0)	2.2
Income Tax (Expense) Credit	(1.0)	(0.7)	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(2.1)	$(2.3)	$2.4

I&M
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.2)
Purchased Electricity for Resale	—	(0.8)	0.2
Regulatory Assets/(Liabilities), Net (a)	—	(1.0)	—
Subtotal – Commodity	—	(1.8)	—

Interest Rate and Foreign Currency:
Interest Expense	1.7	2.4	2.2
Subtotal – Interest Rate and Foreign Currency	1.7	2.4	2.2

Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	0.6	2.2
Income Tax (Expense) Credit	0.6	0.2	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.4	1.4

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.9)	(0.8)	(0.8)
Amortization of Actuarial (Gains)/Losses	0.9	1.1	1.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	0.3	1.1
Income Tax (Expense) Credit	—	0.1	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	0.2	0.7

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.1	$0.6	$2.1

OPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.4)
Purchased Electricity for Resale	—	—	0.6
Other Operation Expense	—	—	(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.2)	—
Subtotal – Commodity	—	(0.2)	0.1

Interest Rate and Foreign Currency:
Interest Expense	(2.0)	(2.1)	(2.1)
Subtotal – Interest Rate and Foreign Currency	(2.0)	(2.1)	(2.1)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)	(2.3)	(2.0)
Income Tax (Expense) Credit	(0.7)	(0.8)	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	(1.3)

Pension and OPEB
Amortization of Prior Service Cost (Credit)	—	—	(5.8)
Amortization of Actuarial (Gains)/Losses	—	—	25.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	—	19.2
Income Tax (Expense) Credit	—	—	6.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	—	12.5

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(1.3)	$(1.5)	$11.2

PSO
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Regulatory Assets/(Liabilities), Net (a)	$—	$(0.1)	$—
Subtotal – Commodity	—	(0.1)	—

Interest Rate and Foreign Currency:
Interest Expense	(1.2)	(1.1)	(1.2)
Subtotal – Interest Rate and Foreign Currency	(1.2)	(1.1)	(1.2)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)	(1.2)	(1.2)
Income Tax (Expense) Credit	(0.4)	(0.4)	(0.4)
Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(0.8)	$(0.8)	$(0.8)

SWEPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Other Operation Expense	$—	$—	$(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.1)	—
Subtotal – Commodity	—	(0.1)	(0.1)

Interest Rate and Foreign Currency:
Interest Expense	3.1	3.5	3.5
Subtotal – Interest Rate and Foreign Currency	3.1	3.5	3.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	3.4	3.4
Income Tax (Expense) Credit	1.1	1.2	1.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.2

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1.9)	(1.9)	(1.8)
Amortization of Actuarial (Gains)/Losses	0.4	0.5	1.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.5)	(1.4)	(0.4)
Income Tax (Expense) Credit	(0.5)	(0.5)	(0.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.0	$1.3	$1.9

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Southwestern Electric Power Co [Member]
Comprehensive Income
COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI for the years ended December 31, 2015, 2014 and 2013.  All amounts in the following tables are presented net of related income taxes.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amounts Reclassified from AOCI	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amounts Reclassified from AOCI	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(8.1)	$(30.2)	$4.2	$112.0	$(414.9)	$(337.0)
Change in Fair Value Recognized in AOCI	10.4	2.6	2.6	—	176.6	192.2
Amounts Reclassified from AOCI	(2.1)	4.6	—	21.9	—	24.4
Net Current Period Other Comprehensive Income	8.3	7.2	2.6	21.9	176.6	216.6
Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	5.2	5.2
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amounts Reclassified from AOCI	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amounts Reclassified from AOCI	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.6)	$2.1	$19.1	$(50.5)	$(29.9)
Change in Fair Value Recognized in AOCI	0.7	—	—	29.7	30.4
Amounts Reclassified from AOCI	—	1.0	1.4	—	2.4
Net Current Period Other Comprehensive Income	0.7	1.0	1.4	29.7	32.8
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amounts Reclassified from AOCI	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amounts Reclassified from AOCI	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.4)	$(19.7)	$4.2	$(13.0)	$(28.9)
Change in Fair Value Recognized in AOCI	0.5	2.3	—	8.5	11.3
Amounts Reclassified from AOCI	—	1.4	0.7	—	2.1
Net Current Period Other Comprehensive Income	0.5	3.7	0.7	8.5	13.4
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amounts Reclassified from AOCI	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$(0.9)	$8.1	$45.9	$(218.8)	$(165.7)
Change in Fair Value Recognized in AOCI	1.0	—	—	65.4	66.4
Amounts Reclassified from AOCI	—	(1.3)	12.5	—	11.2
Net Current Period Other Comprehensive Income (Loss)	1.0	(1.3)	12.5	65.4	77.6
Distribution of Cook Coal Terminal to Parent	—	—	—	19.6	19.6
Distribution of OPCo Generation to Parent	—	0.2	—	75.4	75.6
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amounts Reclassified from AOCI	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges
	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$6.5	$6.5
Change in Fair Value Recognized in AOCI	0.1	—	0.1
Amounts Reclassified from AOCI	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Income (Loss)	0.1	(0.8)	(0.7)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amounts Reclassified from AOCI	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amounts Reclassified from AOCI	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2013

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate and Foreign Currency	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2012	$—	$(15.6)	$4.8	$(7.1)	$(17.9)
Change in Fair Value Recognized in AOCI	0.1	—	—	7.4	7.5
Amounts Reclassified from AOCI	(0.1)	2.3	(0.3)	—	1.9
Net Current Period Other Comprehensive Income (Loss)	—	2.3	(0.3)	7.4	9.4
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)

Reclassifications from Accumulated Other Comprehensive Income

The following tables provide details of reclassifications from AOCI for the years ended December 31, 2015, 2014 and 2013.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs.  See Note 8 for additional details.

AEP
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Vertically Integrated Utilities Revenues	$—	$—	$(1.1)
Generation & Marketing Revenues	(48.1)	59.1	(9.7)
Purchased Electricity for Resale	29.1	(39.1)	7.6
Regulatory Assets/(Liabilities), Net (a)	—	(2.8)	—
Subtotal – Commodity	(19.0)	17.2	(3.2)

Interest Rate and Foreign Currency:
Interest Expense	2.9	6.1	7.1
Subtotal – Interest Rate and Foreign Currency	2.9	6.1	7.1

Reclassifications from AOCI, before Income Tax (Expense) Credit	(16.1)	23.3	3.9
Income Tax (Expense) Credit	(5.6)	8.2	1.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(10.5)	15.1	2.5

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.5)	(20.6)	(21.0)
Amortization of Actuarial (Gains)/Losses	21.3	28.0	54.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.8	7.4	33.7
Income Tax (Expense) Credit	0.6	2.6	11.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(9.3)	$19.9	$24.4

APCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.1)
Purchased Electricity for Resale	—	(0.5)	0.1
Regulatory Assets/(Liabilities), Net (a)	—	(2.2)	—
Subtotal – Commodity	—	(2.7)	—

Interest Rate and Foreign Currency:
Interest Expense	(0.4)	1.2	1.5
Subtotal – Interest Rate and Foreign Currency	(0.4)	1.2	1.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	(1.5)	1.5
Income Tax (Expense) Credit	(0.1)	(0.5)	0.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	(1.0)	1.0

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.1)	(5.1)	(5.1)
Amortization of Actuarial (Gains)/Losses	2.3	3.1	7.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.8)	(2.0)	2.2
Income Tax (Expense) Credit	(1.0)	(0.7)	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(2.1)	$(2.3)	$2.4

I&M
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.2)
Purchased Electricity for Resale	—	(0.8)	0.2
Regulatory Assets/(Liabilities), Net (a)	—	(1.0)	—
Subtotal – Commodity	—	(1.8)	—

Interest Rate and Foreign Currency:
Interest Expense	1.7	2.4	2.2
Subtotal – Interest Rate and Foreign Currency	1.7	2.4	2.2

Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	0.6	2.2
Income Tax (Expense) Credit	0.6	0.2	0.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.4	1.4

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.9)	(0.8)	(0.8)
Amortization of Actuarial (Gains)/Losses	0.9	1.1	1.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	0.3	1.1
Income Tax (Expense) Credit	—	0.1	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	0.2	0.7

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.1	$0.6	$2.1

OPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Electric Generation, Transmission and Distribution Revenues	$—	$—	$(0.4)
Purchased Electricity for Resale	—	—	0.6
Other Operation Expense	—	—	(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.2)	—
Subtotal – Commodity	—	(0.2)	0.1

Interest Rate and Foreign Currency:
Interest Expense	(2.0)	(2.1)	(2.1)
Subtotal – Interest Rate and Foreign Currency	(2.0)	(2.1)	(2.1)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)	(2.3)	(2.0)
Income Tax (Expense) Credit	(0.7)	(0.8)	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	(1.3)

Pension and OPEB
Amortization of Prior Service Cost (Credit)	—	—	(5.8)
Amortization of Actuarial (Gains)/Losses	—	—	25.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	—	19.2
Income Tax (Expense) Credit	—	—	6.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	—	12.5

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(1.3)	$(1.5)	$11.2

PSO
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Regulatory Assets/(Liabilities), Net (a)	$—	$(0.1)	$—
Subtotal – Commodity	—	(0.1)	—

Interest Rate and Foreign Currency:
Interest Expense	(1.2)	(1.1)	(1.2)
Subtotal – Interest Rate and Foreign Currency	(1.2)	(1.1)	(1.2)

Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)	(1.2)	(1.2)
Income Tax (Expense) Credit	(0.4)	(0.4)	(0.4)
Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$(0.8)	$(0.8)	$(0.8)

SWEPCo
Reclassifications from Accumulated Other Comprehensive Income (Loss)

	Amount of (Gain) Loss Reclassified from AOCI
	Years Ended December 31,
	2015	2014	2013
Gains and Losses on Cash Flow Hedges	(in millions)
Commodity:
Other Operation Expense	$—	$—	$(0.1)
Regulatory Assets/(Liabilities), Net (a)	—	(0.1)	—
Subtotal – Commodity	—	(0.1)	(0.1)

Interest Rate and Foreign Currency:
Interest Expense	3.1	3.5	3.5
Subtotal – Interest Rate and Foreign Currency	3.1	3.5	3.5

Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	3.4	3.4
Income Tax (Expense) Credit	1.1	1.2	1.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.2

Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1.9)	(1.9)	(1.8)
Amortization of Actuarial (Gains)/Losses	0.4	0.5	1.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.5)	(1.4)	(0.4)
Income Tax (Expense) Credit	(0.5)	(0.5)	(0.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)

Total Reclassifications from AOCI, Net of Income Tax (Expense) Credit	$1.0	$1.3	$1.9

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.